Financial instruments - Summary of Reconciliation from the Opening Balances to the Ending Balances (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Equity and debt investments
Financial assets at beginning of period	$ 9,493
Financial assets at end of period	10,477
Put options issued to non-controlling interests
Financial liabilities at the beginning of the period	(4,934)
Financial liabilities at the end of the period	(5,977)
Level 3
Equity and debt investments
Financial assets at beginning of period		$ 87
- Gain included in profit or loss	61	5
Net purchases	148
Transfer between Level 3 and Level 1		(22)
Put options issued to non-controlling interests
Financial liabilities at the beginning of the period	(340)
- Gain included in OCI	4	(6)
Net purchases		482
Financial liabilities at the end of the period	(127)	(418)
Level 3 | Put options issued to non-controlling interests
Put options issued to non-controlling interests
Financial liabilities at the beginning of the period	(148)	(146)
- Gain/(loss) included in profit or loss	(90)	0
- Gain included in OCI	4	(6)
Net purchases	0	10
Transfer between Level 3 and Level 1		0
Financial liabilities at the end of the period	(234)	(162)
Level 3 | Embedded derivative of the Convertible Notes
Put options issued to non-controlling interests
Financial liabilities at the beginning of the period	(460)	0
- Gain/(loss) included in profit or loss	150	3
- Gain included in OCI	0	0
Net purchases	0	482
Transfer between Level 3 and Level 1		0
Financial liabilities at the end of the period	(310)	(479)
Equity and debt investments | Level 3
Equity and debt investments
Financial assets at beginning of period	268	233
- Gain included in profit or loss	1	2
- Loss included in OCI	0	0
Net purchases	148	10
Transfer between Level 3 and Level 1		(22)
Financial assets at end of period	$ 417	$ 223